17. SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenue	$ 1,804,960	$ 4,303,296
Gross margin	426,547	821,623
Segment net loss	(7,612,316)	(3,257,597)
Segment assets	2,639,633	2,102,948
Development of the Bio-RFID and ChromaID Technologies
Revenue	0	0
Gross margin	0	0
Segment net loss	(7,534,739)	(3,294,707)
Segment assets	2,882,194	1,311,134
TransTech Distribution Business
Revenue	1,804,960	4,303,296
Gross margin	426,547	821,623
Segment net loss	(77,577)	37,110
Segment assets	$ 57,439	$ 791,814